Related Party Balances and Transactions (Details) - Schedule of Balances with Related Parties - Related Parties [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets:
Other accounts receivable and prepaid	$ 7
Operating lease right-of-use assets	631	2,074
Liabilities:
Trade payables	5	130
Other liabilities and accrued expenses	3	127
Operating lease liabilities - current	270	839
Operating lease liabilities – non-current	$ 358	$ 1,270